Available for Sale Securities Amortized Cost Contractual Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Due in one year or less, amortized cost	$ 302
Due after one year through five years, amortized cost	711
Due after five years through ten years, amortized cost	2,798
Due after ten years, amortized cost	20,494
Available for sale securities, amortized costs, total	47,212
Due in one year or less, fair value	307
Due after one year through five years, fair value	730
Due after five years through ten years, fair value	2,819
Due after ten years, fair value	20,483
Available-for-sale Securities, Fair Value Disclosure, total	47,588
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Available for sale debt securities without a single maturity date, amortized cost	22,657
Available for sale debt securities without a single maturity date, fair value	22,975
Preferred stock
Schedule of Available-for-sale Securities [Line Items]
Available for sale equity securities without a single maturity date, amortized cost	15
Available for sale equity securities without a single maturity date, fair value	37
SBA guaranteed
Schedule of Available-for-sale Securities [Line Items]
Available for sale debt securities without a single maturity date, amortized cost	235
Available for sale debt securities without a single maturity date, fair value	$ 237